Other financial assets, current (Tables)	12 Months Ended
Mar. 31, 2024
Other Financial Assets Current
Schedule of other financial assets, current
	March 31,
	2023	2024
Interest accrued on term deposits	1,668	29,583
Security deposits (net of allowance)	12,735	55,700
Others (includes Government Grant)	54,594	49,647
Total	68,997	134,930

Schedule of movement in allowance for doubtful security deposits

The movement in the allowance for doubtful other financial assets:

	March 31,
	2023	2024
Balance at the beginning of the year	78,133	78,725
Provisions accrued during the year*	1,741	-
Amount written off during the year	(1,578)	-
Provision moved from allowance for doubtful advances (refer note 26)	429	-
Balance at the end of the year	78,725	78,725

*	includes amount of INR Nil (March 31, 2023: INR 1,000) provision for impairment on loans to joint venture (refer note 14)

Schedule of movement in government grant

The movement in the Government Grant during the year was as follows:

	March 31,
	2023	2024
At 1 April	54,594	54,594
Recorded/ (trued- up) in statement of profit or loss	-	(5,781)
Received during the year	-	-
Effect of movement in exchange rate	-	-
At 31 March	54,594	48,813